- LEGAL PROCEEDINGS	6 Months Ended
Jun. 30, 2015
- LEGAL PROCEEDINGS [Abstract]
- LEGAL PROCEEDINGS

NOTE 9 - LEGAL PROCEEDINGS

A subsidiary of the Company, (“NRG”), has an outstanding payroll tax obligation to the Internal Revenue Service.  The IRS has asserted that approximately $188,352 is owed at this time.  The IRS has filed a general lien on all the properties of Nevada Rae, and is taking steps to enforce the liens and collect the funds owed. The enforcement actions will include seeking and taking any funds that are in the company's bank accounts, causing any persons owing funds to Nevada Rea to direct the funds to the IRS, and taking possession of assets of Nevada Rae and selling them.  These actions would be disruptive to the operations of the Company and the subsidiary and may impair the ability of Nevada Rae to operate.  In that event, Nevada Rae will be unable to generate any revenues and the financial position of the Company will be severely impaired and the Company may have to curtail its subsidiary's operations or put the subsidiary into receivership.